OTHER NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current liabilities		$ 2,454,746	$ 2,901,603	$ 2,823,963
Non-current liabilities		644,702		158,305
Total Liabilities		3,099,448		2,982,268
Deferred Revenues [Member]
Disclosure of financial assets [line items]
Current liabilities	[1]	2,330,058		2,690,961
Non-current liabilities	[1]	644,702		158,305
Total Liabilities		2,974,760		2,849,266
Sales Tax [Member]
Disclosure of financial assets [line items]
Current liabilities		12,726		22,902
Non-current liabilities
Total Liabilities		12,726		22,902
Retentions [Member]
Disclosure of financial assets [line items]
Current liabilities		34,434		38,197
Non-current liabilities
Total Liabilities		34,434		38,197
Others Taxes [Member]
Disclosure of financial assets [line items]
Current liabilities		7,700		8,695
Non-current liabilities
Total Liabilities		7,700		8,695
Dividends Payable [Member]
Disclosure of financial assets [line items]
Current liabilities		54,580		46,591
Non-current liabilities
Total Liabilities		54,580		46,591
Other Sundry Liabilities [Member]
Disclosure of financial assets [line items]
Current liabilities		15,248		16,617
Non-current liabilities
Total Liabilities		$ 15,248		$ 16,617

[1]	Note 2.20.